Severance Indemnities and Pension Plans (Schedule of Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments Domestic Subsidiaries) (Details)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011	Dec. 31, 2010 JPY (¥)	Dec. 31, 2009 JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] JPY (¥)
Mar. 31, 2011
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Japanese marketable equity securities [Member]
JPY (¥)

Mar. 31, 2010
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Japanese marketable equity securities [Member]
JPY (¥)

Mar. 31, 2011
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Non-Japanese marketable equity securities [Member]
JPY (¥)

Mar. 31, 2010
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Non-Japanese marketable equity securities [Member]
JPY (¥)
																																				Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY (¥)
Mar. 31, 2011
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Non-Japanese debt securities [Member]
JPY (¥)

Mar. 31, 2010
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Non-Japanese debt securities [Member]
JPY (¥)
																																										Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese general account of life insurance companies [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese general account of life insurance companies [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] JPY (¥)
Mar. 31, 2011
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 3 [Member]
Japanese pooled funds [Member]
Non-Japanese debt securities [Member]
JPY (¥)

Mar. 31, 2010
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 3 [Member]
Japanese pooled funds [Member]
Non-Japanese debt securities [Member]
JPY (¥)
																																																																						Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese government bonds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese marketable equity securities [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese general account of life insurance companies [Member] JPY (¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese general account of life insurance companies [Member] JPY (¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] JPY (¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Other investment funds [Member] JPY (¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Other investment funds [Member] JPY (¥)
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,821	¥ 1,331
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets		0.07%	0.10%
Fair value of common stocks issued by the MUFG group included in plan assets	5,522	7,169
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets		0.38%	0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.24%	1.18%
Mutual funds held by UNBC				79,520	62,688
Common collective funds held by UNBC				19,829	31,003
Defined Benefit Plan, Fair Value of Plan Assets						¥ 1,799,883	¥ 1,910,822	¥ 771,250	¥ 875,726	¥ 81,695	¥ 105,424	¥ 41,397	¥ 30,787	¥ 4,294	[1]	¥ 2,675	[1]	¥ 620,056	[2]	¥ 700,991	[2]	¥ 21,755	¥ 34,265	¥ 2,053	¥ 1,584	¥ 975,676	¥ 996,639	¥ 564,037	¥ 617,341	¥ 87,472	[2]	¥ 119,103	[2]	¥ 158,832	¥ 146,050	¥ 236,111	[1]	¥ 243,673	[1]	¥ 72,564	¥ 96,557	¥ 9,058	¥ 11,958	¥ 2,406	¥ 2,217	¥ 53,829	[1]	¥ 51,562	[1]	¥ 86	[2]	¥ 1,372	[2]	¥ 446	¥ 1,262	¥ 102,855	¥ 77,682	¥ 150,583	[3]	¥ 153,644	[3]	¥ 101,434	¥ 91,559	¥ 52,957	¥ 38,457	¥ 8,814	¥ 8,710	¥ 6,313	¥ 6,209	¥ 2,501	¥ 2,501	¥ 6,356	[1]	¥ 2,813	[1]	¥ 93	¥ 37,694	¥ 26,934	¥ 572,851	¥ 626,051	¥ 87,472	[2]	¥ 119,103	[2]	¥ 158,832	¥ 146,050	¥ 236,111	[1]	¥ 243,673	[1]	¥ 78,877	¥ 102,766	¥ 11,559	¥ 14,459	¥ 81,695	¥ 105,424	¥ 43,803	¥ 33,004	¥ 64,479	[1]	¥ 57,050	[1]	¥ 620,142	[2]	¥ 702,363	[2]	¥ 22,294	¥ 35,527	¥ 140,549	¥ 104,616	¥ 150,583	[3]	¥ 153,644	[3]	¥ 103,487	¥ 93,143	¥ 52,957	¥ 38,457	¥ 30,787	¥ 8,814	¥ 8,710	¥ 7,584	¥ 6,313	¥ 6,209	¥ 5,081	¥ 2,501	¥ 2,501	¥ 2,503	¥ 6,356	¥ 2,813	¥ 5,348	¥ 93	¥ 7	¥ 37,694	¥ 26,934	¥ 17,848

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,331 million (0.07% of plan assets) and ¥1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,169 million (0.38% of plan assets) and ¥5,522 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.18% (from April 1, 2009 to March 31, 2010) and 1.24% (from April 1, 2010 to March 31, 2011).